Property, plant and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cost	$ 4,757,343	$ 4,382,213	$ 4,117,605
Accumlated depreciation	(1,754,726)	(1,610,102)	(1,432,568)
Property, plant and equipment, beginning	2,772,111	2,685,037
Additions	389,215	269,219
Disposals	(4,150)	(1,937)
Transfers
Depreciation for the period	(154,559)	(180,208)
Property, plant and equipment, ending	3,002,617	2,772,111
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Cost	81,391	79,846	75,297
Accumlated depreciation	(24,910)	(22,826)	(17,127)
Property, plant and equipment, beginning	57,020	58,170
Additions	1,107	1,019
Disposals		(37)
Transfers	437	3,576
Depreciation for the period	(2,083)	(5,708)
Property, plant and equipment, ending	56,481	57,020
Substations [member]
IfrsStatementLineItems [Line Items]
Cost	737,422	719,080	704,797
Accumlated depreciation	(312,407)	(287,465)	(256,745)
Property, plant and equipment, beginning	431,615	448,052
Additions	159	172
Disposals	(2,261)	(61)
Transfers	24,289	14,196
Depreciation for the period	(28,787)	(30,744)
Property, plant and equipment, ending	425,015	431,615
Voltage lines [member]
IfrsStatementLineItems [Line Items]
Cost	1,868,230	1,805,578	1,750,330
Accumlated depreciation	(863,088)	(801,585)	(723,672)
Property, plant and equipment, beginning	1,003,993	1,026,658
Additions	3,675	11,761
Disposals	(1,549)	(854)
Transfers	65,885	46,347
Depreciation for the period	(66,862)	(79,919)
Property, plant and equipment, ending	1,005,142	1,003,993
Meters chambers platforms [member]
IfrsStatementLineItems [Line Items]
Cost	837,417	800,959	770,118
Accumlated depreciation	(399,608)	(364,851)	(326,957)
Property, plant and equipment, beginning	436,108	443,161
Additions	12,649	14,734
Disposals	(274)	(952)
Transfers	24,181	17,513
Depreciation for the period	(34,855)	(38,348)
Property, plant and equipment, ending	437,809	436,108
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	297,038	255,109	199,751
Accumlated depreciation	(154,713)	(133,375)	(108,067)
Property, plant and equipment, beginning	121,734	91,684
Additions	25,348	21,215
Disposals	(66)	(33)
Transfers	17,281	34,357
Depreciation for the period	(21,972)	(25,489)
Property, plant and equipment, ending	142,325	121,734
Construction in process [member]
IfrsStatementLineItems [Line Items]
Cost	901,590	708,551	609,146
Accumlated depreciation
Property, plant and equipment, beginning	708,551	609,146
Additions	346,277	220,318
Disposals
Transfers	(153,238)	(120,913)
Depreciation for the period
Property, plant and equipment, ending	901,590	708,551
Suppliers and spare parts [member]
IfrsStatementLineItems [Line Items]
Cost	34,255	13,090	8,166
Accumlated depreciation
Property, plant and equipment, beginning	13,090	8,166
Additions
Disposals
Transfers	21,165	4,924
Depreciation for the period
Property, plant and equipment, ending	$ 34,255	$ 13,090